Document and Entity Information	12 Months Ended
Jul. 27, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	Russell Exchange Traded Funds Trust
Central Index Key	0001469030
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 27, 2012
Prospectus Date	Jul 27, 2012

Russell Equity ETF
RUSSELL EQUITY ETF (ONEF)
Investment Objective (Non-Fundamental)
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Russell Equity ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Equity ETF
Management Fee	[1]	0.35%
Other Expenses	[1]	none
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses	[1][2][3]	0.52%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.01%)
Net Annual Fund Operating Expenses	[1][3]	0.51%
[1]	Effective April 1, 2012, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility of payment for the salaries and other compensation, as determined by the Independent Trustees, or expenses, including travel expenses, of any of RET's executive officers and employees (if any) and Independent Trustees and the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[3]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Fund's Net Annual Fund Operating Expense ratios in the table are based on the Fund's total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.
[4]	Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

Example
                This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account fee waivers in Year 1 only). Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Russell Equity ETF	53	156	332	843

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Investments, Risks and Performance Principal Investment Strategies of the Fund
              The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). You may invest directly in the Underlying ETFs in which the Fund invests. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (“RIMCo” or the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging market countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. The Fund will only invest in U.S.-listed ETFs. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S.-listed Underlying ETFs and the holdings of such Underlying ETFs may be denominated in currencies other than the U.S. Dollar. The Fund generally will remain fully invested in Underlying ETFs.

              The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETFs for either a long or short period of time depending on the various available investment opportunities. The Adviser’s asset allocation strategy seeks to provide exposure to equity securities in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target strategic asset allocation for the Fund and then the Adviser implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Fund may invest in affiliated Underlying ETFs advised by the Adviser. RIMCo and its affiliates receive fees for services provided to these ETFs for management and other services.

              RIMCo may manage the Fund’s risk factor exposures with the goal to increase or decrease factor exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region/country, dividend yield or currency) or offset undesired benchmark relative over-weights or under-weights. RIMCo may accomplish this through either its long-term strategic allocation among various assets and investments, or through short-term tactical allocations that may temporarily deviate from the strategic allocation in order to manage risk factor exposures. RIMCo may utilize either a proprietary or third party quantitative model designed to assess portfolio risk exposures.

              The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets fluctuate to ensure that the portfolio adheres to the strategic allocation, and/or to add value through tactical allocations that may over-weight or under-weight Underlying ETFs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes, sectors or strategies represented by each Underlying ETF.

              The Adviser selects Underlying ETFs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Fund also may invest in other Underlying ETFs that represent asset classes which are not currently represented by the Underlying ETFs or that pursue investment strategies not pursued by the current Underlying ETFs.

              The Adviser considers selling Underlying ETFs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETF represents; 2) the Adviser has identified an alternative Underlying ETF for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.
Principal Risks of Investing in the Fund
               An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

               Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly though its investments in the Underlying ETFs, to asset classes, countries or regions, or industries or groups of industries that underperform.

               Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

               Potentially Limited Number of Underlying ETFs. From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is no limit to the amount the Fund may invest in an Underlying ETF

               Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying ETF.

               Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests.

               Underlying ETF Risks.

              The Fund is exposed to the same risks as the Underlying ETFs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:
  Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. The Fund may invest a significant portion of its assets in underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Tracking Error Risk. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.
  American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.
  Risk Factor Exposure Management. RIMCo’s use of underlying ETFs as a means of managing risk factor exposure may not be effective in achieving RIMCo’s intended purposes. Actions taken to manage the Fund’s portfolio characteristics may cause the Fund to underperform other funds with similar investment objectives and strategies in the short- and/or long-term.
        The risks of the Underlying ETFs described above are qualified in their entirety by the risk disclosure included in each Underlying ETF’s prospectus.

         Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
                       The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russelletfs.com.

Highest Quarterly Return: 13.59% (3Q/10) Lowest Quarterly Return: (18.50)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns	1 Year		Since Inception		Inception Date
Russell Equity ETF	(6.32%)	[1]	3.31%	[1],[2]	May 11, 2010
Russell Equity ETF Return After Taxes on Distributions	(6.60%)	[1]	2.84%	[1],[2]	May 11, 2010
Russell Equity ETF Return After Taxes on Distributions and Sale of Fund Shares	(3.73%)	[1]	2.67%	[1],[2]	May 11, 2010
Russell Equity ETF Russell Developed Large Cap Index (reflects no deduction for fees, expenses or taxes)	(5.69%)	[1],[3]	3.74%	[1],[3],[2]	May 11, 2010
Russell Equity ETF S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	[1]	7.28%	[1],[2]	May 11, 2010
[1]	Total returns are as of the most recent calendar year end. The Fund's total year-to-date return as of June 30, 2012 is 6.68%.
[2]	Commencement of Operations May 11, 2010.
[3]	Effective November 1, 2011, RIMCo changed the Fund's primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL EQUITY ETF (ONEF)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account fee waivers in Year 1 only). Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). You may invest directly in the Underlying ETFs in which the Fund invests. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (“RIMCo” or the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging market countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. The Fund will only invest in U.S.-listed ETFs. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S.-listed Underlying ETFs and the holdings of such Underlying ETFs may be denominated in currencies other than the U.S. Dollar. The Fund generally will remain fully invested in Underlying ETFs.

              The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETFs for either a long or short period of time depending on the various available investment opportunities. The Adviser’s asset allocation strategy seeks to provide exposure to equity securities in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target strategic asset allocation for the Fund and then the Adviser implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Fund may invest in affiliated Underlying ETFs advised by the Adviser. RIMCo and its affiliates receive fees for services provided to these ETFs for management and other services.

              RIMCo may manage the Fund’s risk factor exposures with the goal to increase or decrease factor exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region/country, dividend yield or currency) or offset undesired benchmark relative over-weights or under-weights. RIMCo may accomplish this through either its long-term strategic allocation among various assets and investments, or through short-term tactical allocations that may temporarily deviate from the strategic allocation in order to manage risk factor exposures. RIMCo may utilize either a proprietary or third party quantitative model designed to assess portfolio risk exposures.

              The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets fluctuate to ensure that the portfolio adheres to the strategic allocation, and/or to add value through tactical allocations that may over-weight or under-weight Underlying ETFs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes, sectors or strategies represented by each Underlying ETF.

              The Adviser selects Underlying ETFs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Fund also may invest in other Underlying ETFs that represent asset classes which are not currently represented by the Underlying ETFs or that pursue investment strategies not pursued by the current Underlying ETFs.

              The Adviser considers selling Underlying ETFs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETF represents; 2) the Adviser has identified an alternative Underlying ETF for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

               Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly though its investments in the Underlying ETFs, to asset classes, countries or regions, or industries or groups of industries that underperform.

               Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

               Potentially Limited Number of Underlying ETFs. From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is no limit to the amount the Fund may invest in an Underlying ETF

               Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying ETF.

               Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests.

               Underlying ETF Risks.

              The Fund is exposed to the same risks as the Underlying ETFs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:
  Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. The Fund may invest a significant portion of its assets in underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Tracking Error Risk. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.
  American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.
  Risk Factor Exposure Management. RIMCo’s use of underlying ETFs as a means of managing risk factor exposure may not be effective in achieving RIMCo’s intended purposes. Actions taken to manage the Fund’s portfolio characteristics may cause the Fund to underperform other funds with similar investment objectives and strategies in the short- and/or long-term.
        The risks of the Underlying ETFs described above are qualified in their entirety by the risk disclosure included in each Underlying ETF’s prospectus.

         Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russelletfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russelletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 13.59% (3Q/10) Lowest Quarterly Return: (18.50)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2011, RIMCo changed the Fund’s primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Russell Equity ETF | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1],[2],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51%	[1],[3]
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	156
5 Years	rr_ExpenseExampleYear05	332
10 Years	rr_ExpenseExampleYear10	843
2010	rr_AnnualReturn2010	12.62%
2011	rr_AnnualReturn2011	(6.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.50%)
1 Year	rr_AverageAnnualReturnYear01	(6.32%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | Return After Taxes on Distributions | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.60%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.73%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | Russell Developed Large Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)	[5],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%	[5],[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010

[1]	Effective April 1, 2012, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility of payment for the salaries and other compensation, as determined by the Independent Trustees, or expenses, including travel expenses, of any of RET's executive officers and employees (if any) and Independent Trustees and the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[3]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Fund's Net Annual Fund Operating Expense ratios in the table are based on the Fund's total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.
[4]	Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.
[5]	Total returns are as of the most recent calendar year end. The Fund's total year-to-date return as of June 30, 2012 is 6.68%.
[6]	Commencement of Operations May 11, 2010.
[7]	Effective November 1, 2011, RIMCo changed the Fund's primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.

Russell 1000 Low Beta ETF
RUSSELL 1000 LOW BETA ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 1000 Low Beta ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.49%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.29%)
Net Annual Fund Operating Expenses	[1]	0.20%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 1000 Low Beta ETF
1 Year	20
3 Years	131
5 Years	319
10 Years	864

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 1000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 LOW BETA ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market.  However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 1000 Low Beta ETF | Russell 1000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	131
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	864

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 1000 High Beta ETF
Russell 1000 High Beta ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 1000 High Beta ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.49%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.29%)
Net Annual Fund Operating Expenses	[1]	0.20%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 1000 High Beta ETF
1 Year	20
3 Years	132
5 Years	323
10 Years	874

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 1000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 1000 High Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 1000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 1000 High Beta ETF | Russell 1000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	874

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 1000 Low Volatility ETF
RUSSELL 1000 LOW VOLATILITY ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 1000 Low Volatility ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.49%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.29%)
Net Annual Fund Operating Expenses	[1]	0.20%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 1000 Low Volatility ETF
1 Year	20
3 Years	128
5 Years	312
10 Years	844

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

         To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low volatility securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 1000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 LOW VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

         To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on low volatility securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 1000 Low Volatility ETF | Russell 1000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	844

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 1000 High Volatility ETF
RUSSELL 1000 HIGH VOLATILITY ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 1000 High Volatility ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.49%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.29%)
Net Annual Fund Operating Expenses	[1]	0.20%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 1000 High Volatility ETF
1 Year	20
3 Years	135
5 Years	333
10 Years	905

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high volatility securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 1000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 HIGH VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high volatility securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 1000 High Volatility ETF | Russell 1000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	333
10 Years	rr_ExpenseExampleYear10	905

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 1000 High Momentum ETF
Russell 1000 High Momentum ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 1000 High Momentum ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.49%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.29%)
Net Annual Fund Operating Expenses	[1]	0.20%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 1000 High Momentum ETF
1 Year	20
3 Years	134
5 Years	329
10 Years	895

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high momentum securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 1000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 1000 High Momentum ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 1000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 200 securities and is reconstituted monthly to maintain its focus on high momentum securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 1000 High Momentum ETF | Russell 1000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	134
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	895

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 2000 Low Beta ETF
Russell 2000 Low Beta ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 Low Beta ETF
Management Fee	[1]	0.69%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.69%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.39%)
Net Annual Fund Operating Expenses	[1]	0.30%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 2000 Low Beta ETF
1 Year	31
3 Years	180
5 Years	429
10 Years	1,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 2000 Low Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 2000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	1,142

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 2000 High Beta ETF
Russell 2000 High Beta ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 High Beta ETF
Management Fee	[1]	0.69%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.69%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.39%)
Net Annual Fund Operating Expenses	[1]	0.30%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 2000 High Beta ETF
1 Year	31
3 Years	180
5 Years	429
10 Years	1,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market. However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 2000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 2000 High Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities that have high predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell 2000® Index (“Parent Index”). High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to high beta securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market. However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 2000 High Beta ETF | Russell 2000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	1,142

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 2000 Low Volatility ETF
RUSSELL 2000 LOW VOLATILITY ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 Low Volatility ETF
Management Fee	[1]	0.69%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.69%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.39%)
Net Annual Fund Operating Expenses	[1]	0.30%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 2000 Low Volatility ETF
1 Year	31
3 Years	180
5 Years	429
10 Years	1,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

         To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000 LOW VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

         To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 2000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	1,142

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 2000 High Volatility ETF
Russell 2000 High Volatility ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 High Volatility ETF
Management Fee	[1]	0.69%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.69%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.39%)
Net Annual Fund Operating Expenses	[1]	0.30%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 2000 High Volatility ETF
1 Year	31
3 Years	176
5 Years	415
10 Years	1,103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high volatility securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 2000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 2000 High Volatility ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. High volatility securities are considered to have a higher return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high volatility securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high volatility securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 2000 High Volatility ETF | Russell 2000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	1,103

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell 2000 High Momentum ETF
Russell 2000 High Momentum ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell 2000 High Momentum ETF
Management Fee	[1]	0.69%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.69%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.39%)
Net Annual Fund Operating Expenses	[1]	0.30%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell 2000 High Momentum ETF
1 Year	31
3 Years	177
5 Years	419
10 Years	1,113

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high momentum securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell 2000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell 2000 High Momentum ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 26, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum securities can be used to adjust momentum exposure in a portfolio.

        To construct the Index, the Index starts with the Russell 2000® Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on high momentum securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell 2000 High Momentum ETF | Russell 2000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%	[1]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	177
5 Years	rr_ExpenseExampleYear05	419
10 Years	rr_ExpenseExampleYear10	1,113

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell Developed ex-U.S. Low Beta ETF
Russell Developed ex-U.S. Low Beta ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Developed ex-U.S. Low Beta ETF
Management Fee	[1]	0.59%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.59%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.34%)
Net Annual Fund Operating Expenses	[1]	0.25%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Developed ex-U.S. Low Beta ETF
1 Year	26
3 Years	150

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure and non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Developed ex-U.S. Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Developed ex-U.S. Low Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to deliver exposure to equity securities that have low predicted beta. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index (“Parent Index”). Low beta securities are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio.

        To construct the Index, the Index starts with the Parent Index and selects securities to deliver focused exposure to low beta securities, while controlling index turnover and minimizing exposure and non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low beta securities.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Developed ex-U.S. Low Beta ETF | Russell Developed ex-U.S. Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	150

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell Developed ex-U.S. Low Volatility ETF
Russell Developed ex-U.S. Low Volatility ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Developed ex-U.S. Low Volatility ETF
Management Fee	[1]	0.59%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.59%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.34%)
Net Annual Fund Operating Expenses	[1]	0.25%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Developed ex-U.S. Low Volatility ETF
1 Year	26
3 Years	150

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

         The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

         The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

         To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Developed ex-U.S. Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Developed ex-U.S. Low Volatility ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap Low Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

         The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

         The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to equity securities with low volatility. Volatility is a measure of a security’s variability in total returns based on its historic behavior. Low volatility securities are considered to have a lower return variability than the overall market and can be used by investors to adjust volatility exposure in a portfolio.

         To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to low volatility securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 securities and is reconstituted monthly to maintain its focus on low volatility securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets.  However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Developed ex-U.S. Low Volatility ETF | Russell Developed ex-U.S. Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	150

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell Developed ex-U.S. High Momentum ETF
RUSSELL DEVELOPED EX-U.S. HIGH MOMENTUM ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Developed ex-U.S. High Momentum ETF
Management Fee	[1]	0.59%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.59%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.34%)
Net Annual Fund Operating Expenses	[1]	0.25%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Developed ex-U.S. High Momentum ETF
1 Year	26
3 Years	150

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

         The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

         The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

         The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum stocks can be used to adjust momentum exposure in a portfolio.

         To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 stocks and is reconstituted monthly to maintain its focus on high momentum securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Developed ex-U.S. High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL DEVELOPED EX-U.S. HIGH MOMENTUM ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period November 3, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

         The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

         The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

         The Index is designed to deliver exposure to equity securities with high momentum. Momentum is a measure of a security’s past price performance as measured by cumulative return. High momentum stocks can be used to adjust momentum exposure in a portfolio.

         To construct the Index, the Index starts with the Russell Developed ex-U.S. Large Cap Index and selects securities to deliver focused exposure to high momentum securities, while controlling index turnover and minimizing exposure to non-target factors. All ex-U.S. factor indexes also neutralize country and currency effects. The Index contains no more than 400 stocks and is reconstituted monthly to maintain its focus on high momentum securities.

         Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

         Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Momentum Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Momentum is a measure of a stock’s past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Developed ex-U.S. High Momentum ETF | Russell Developed ex-U.S. High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	150

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[4]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell Aggressive Growth ETF
RUSSELL AGGRESSIVE GROWTH ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Aggressive Growth ETF
Management Fee	[1]	0.37%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.37%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Aggressive Growth ETF
1 Year	38
3 Years	158
5 Years	329
10 Years	827

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Aggressive Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL AGGRESSIVE GROWTH ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Aggressive Growth ETF | Russell Aggressive Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[3]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	827

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Consistent Growth ETF
Russell Consistent Growth ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Consistent Growth ETF
Management Fee	[1]	0.37%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.37%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Consistent Growth ETF
1 Year	38
3 Years	154
5 Years	316
10 Years	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings; (2) consistent earnings as measured by average to low earnings per share volatility over the past five years; and (3) efficient asset utilization as measured by average to high return on assets for the prior quarter. The Index excludes stocks with low anticipated growth prospects as measured by a low price-to-book ratio. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Consistent Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Consistent Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings; (2) consistent earnings as measured by average to low earnings per share volatility over the past five years; and (3) efficient asset utilization as measured by average to high return on assets for the prior quarter. The Index excludes stocks with low anticipated growth prospects as measured by a low price-to-book ratio. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Consistent Growth ETF | Russell Consistent Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[3]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	786

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Growth at a Reasonable Price ETF
RUSSELL GROWTH AT A REASONABLE PRICE ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Growth at a Reasonable Price ETF
Management Fee	[1]	0.37%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.37%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Growth at a Reasonable Price ETF
1 Year	38
3 Years	158
5 Years	329
10 Years	827

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a growth at a reasonable price investment discipline. This discipline focuses on stable companies that are moderately priced based on their long term forecasted earnings growth relative to their price-to-earnings ratio. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks: (1) with consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) that are profitable as demonstrated by an average to high return on equity over the past five years; and (3) are of high quality as measured by an S&P Quality Rank of B or above or a low debt to equity ratio. The Index excludes stocks having a high price based on a high current P/E ratio and on price to consensus one year forecasted earnings ratio divided by its consensus five year forecasted earnings growth rate. The Index is reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
         As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Growth at a Reasonable Price ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GROWTH AT A REASONABLE PRICE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a growth at a reasonable price investment discipline. This discipline focuses on stable companies that are moderately priced based on their long term forecasted earnings growth relative to their price-to-earnings ratio. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks: (1) with consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) that are profitable as demonstrated by an average to high return on equity over the past five years; and (3) are of high quality as measured by an S&P Quality Rank of B or above or a low debt to equity ratio. The Index excludes stocks having a high price based on a high current P/E ratio and on price to consensus one year forecasted earnings ratio divided by its consensus five year forecasted earnings growth rate. The Index is reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Growth at a Reasonable Price ETF | Russell Growth at a Reasonable Price ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[3]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	827

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Contrarian ETF
Russell Contrarian ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Contrarian ETF
Management Fee	[1]	0.37%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.37%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Contrarian ETF
1 Year	38
3 Years	158
5 Years	329
10 Years	827

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a contrarian investment discipline. This discipline focuses on companies that have consistently lagged the market and their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks where opportunities exist for the stock price to improve as measured by a low historical price to sales multiple. The Index excludes stocks that have outperformed their market and sector peers as measured by cumulative total return over the last three to five years. The Index is reconstituted semi-annually.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Contrarian ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a contrarian investment discipline. This discipline focuses on companies that have consistently lagged the market and their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks where opportunities exist for the stock price to improve as measured by a low historical price to sales multiple. The Index excludes stocks that have outperformed their market and sector peers as measured by cumulative total return over the last three to five years. The Index is reconstituted semi-annually.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Contrarian ETF | Russell Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[3]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	827

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Equity Income ETF
Russell Equity Income ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Equity Income ETF
Management Fee	[1]	0.37%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.37%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Equity Income ETF
1 Year	38
3 Years	152
5 Years	312
10 Years	776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an equity income investment discipline. This discipline focuses on companies that demonstrate the ability to pay a stable dividend. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that are expected to pay a dividend based on consensus one year dividend forecasts or have paid a dividend in the past year. The Index excludes stocks with high variability in earnings as measured by high earnings per share volatility over the past five years, low profitability as demonstrated by a low return on equity over the past five years or forecasted negative earnings over the next year. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Stable Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Equity Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an equity income investment discipline. This discipline focuses on companies that demonstrate the ability to pay a stable dividend. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes stocks that are expected to pay a dividend based on consensus one year dividend forecasts or have paid a dividend in the past year. The Index excludes stocks with high variability in earnings as measured by high earnings per share volatility over the past five years, low profitability as demonstrated by a low return on equity over the past five years or forecasted negative earnings over the next year. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Stable Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Equity Income ETF | Russell Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[3]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	776

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Low P/E ETF
Russell Low P/E ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Low P/E ETF
Management Fee	[1]	0.37%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.37%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Low P/E ETF
1 Year	38
3 Years	156
5 Years	323
10 Years	807

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Value Index (an index comprised of U.S. stocks), the Index includes stocks that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Low P/E ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Low P/E ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period May 18, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Value Index (an index comprised of U.S. stocks), the Index includes stocks that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Low P/E ETF | Russell Low P/E ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[3]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	156
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	807

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Small Cap Aggressive Growth ETF
RUSSELL SMALL CAP AGGRESSIVE GROWTH ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small Cap Aggressive Growth ETF
Management Fee	[1]	0.45%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.45%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small Cap Aggressive Growth ETF
1 Year	46
3 Years	175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index constituents are weighted based on a composite score of their growth and momentum characteristics. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small Cap Aggressive Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL CAP AGGRESSIVE GROWTH ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Aggressive Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company’s earnings. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes stocks with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation. The Index constituents are weighted based on a composite score of their growth and momentum characteristics. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Aggressive Growth Investing Risk. The Fund emphasizes an “aggressive growth” style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on “aggressive growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap Aggressive Growth ETF | Russell Small Cap Aggressive Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	175

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Small Cap Consistent Growth ETF
Russell Small Cap Consistent Growth ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small Cap Consistent Growth ETF
Management Fee	[1]	0.45%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.45%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small Cap Consistent Growth ETF
1 Year	46
3 Years	176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) consistent earnings as measured by average to low earnings per share volatility over the past five years. The Index excludes stocks with low anticipated growth prospects as measured by a low price to book ratio, low price to cash flow and low price to sales. The Index constituents are weighted based on a composite score of their growth and quality characteristics. The Index is reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
         As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small Cap Consistent Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Small Cap Consistent Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 4, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Consistent Growth Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a small cap consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) consistent earnings as measured by average to low earnings per share volatility over the past five years. The Index excludes stocks with low anticipated growth prospects as measured by a low price to book ratio, low price to cash flow and low price to sales. The Index constituents are weighted based on a composite score of their growth and quality characteristics. The Index is reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors’ perceptions of future growth prospects.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap Consistent Growth ETF | Russell Small Cap Consistent Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	176

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Small Cap Low P/E ETF
RUSSELL SMALL CAP LOW P/E ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small Cap Low P/E ETF
Management Fee	[1]	0.45%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.45%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small Cap Low P/E ETF
1 Year	46
3 Years	176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their industry peers. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that have three or more of the following characteristics which are below their industry average: price to one year forecasted earnings, price to trailing earnings or price to cash flow below their five year historical average and price to book or price to sales below their industry average. The Index excludes stocks with high price to cash flow or price to sales relative to their industry. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small Cap Low P/E ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL CAP LOW P/E ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Low P/E Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their industry peers. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks that have three or more of the following characteristics which are below their industry average: price to one year forecasted earnings, price to trailing earnings or price to cash flow below their five year historical average and price to book or price to sales below their industry average. The Index excludes stocks with high price to cash flow or price to sales relative to their industry. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap Low P/E ETF | Russell Small Cap Low P/E ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	176

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Small Cap Contrarian ETF
Russell Small Cap Contrarian ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small Cap Contrarian ETF
Management Fee	[1]	0.45%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.45%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small Cap Contrarian ETF
1 Year	46
3 Years	177

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap contrarian, deep value investment discipline. This discipline focuses on companies that have lagged the market but where opportunities exist for the stock price to improve. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks with low historical price to sales and low book and cash flow multiples. The Index excludes stocks that have significantly outperformed the market as measured by cumulative total return over the last one to three years. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small Cap Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Small Cap Contrarian ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period October 5, 2011 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap contrarian, deep value investment discipline. This discipline focuses on companies that have lagged the market but where opportunities exist for the stock price to improve. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks with low historical price to sales and low book and cash flow multiples. The Index excludes stocks that have significantly outperformed the market as measured by cumulative total return over the last one to three years. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Deep Value Investing Risk . The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap Contrarian ETF | Russell Small Cap Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[3]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	177

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell High Dividend Yield ETF
Russell High Dividend Yield ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell High Dividend Yield ETF
Management Fee	[1]	0.33%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.33%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell High Dividend Yield ETF
1 Year	34
3 Years	135

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 1000® Index (an index comprised of U.S. large capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.
Principal Risks of Investing in the Fund
         As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell High Dividend Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 1000® Index (an index comprised of U.S. large capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell High Dividend Yield ETF | Russell High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.33%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[1],[3]
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	135

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Small Cap High Dividend Yield ETF
Russell Small Cap High Dividend Yield ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small Cap High Dividend Yield ETF
Management Fee	[1]	0.38%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1][3]	0.38%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small Cap High Dividend Yield ETF
1 Year	39
3 Years	150

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 2000® Index (an index comprised of U.S. small capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small Cap High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Small Cap High Dividend Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period March 15, 2012 (commencement of operations) to March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell 2000® Index (an index comprised of U.S. small capitalization securities) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap High Dividend Yield ETF | Russell Small Cap High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[1],[3]
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	150

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay such a fee until such time as authorized by the Board of Trustees.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Developed ex-U.S. High Beta ETF
Russell Developed ex-U.S. High Beta ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Developed ex-U.S. High Beta ETF
Management Fee	[1]	0.59%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1][4]	0.59%
Less Fee Waivers and Expense Reimbursements	[1][5]	(0.34%)
Net Annual Fund Operating Expenses	[1]	0.25%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[5]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Developed ex-U.S. High Beta ETF
1 Year	26
3 Years	150

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

         The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to deliver exposure to equity securities that have high predicted betas as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index. High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks securities with high predicted betas, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by predicted beta from the model. Starting with the highest beta security, a target portfolio is created by adding the next highest beta securities until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 securities of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum.  To maintain its focus on high beta securities, the Index is reconstituted monthly.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Developed ex-U.S. High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Developed ex-U.S. High Beta ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Beta Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

         The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to deliver exposure to equity securities that have high predicted betas as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Beta is a measure of the sensitivity of a security’s price to a change in the broad market price level, as represented by the Russell Developed ex-U.S. Large Cap Index. High beta securities are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks securities with high predicted betas, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by predicted beta from the model. Starting with the highest beta security, a target portfolio is created by adding the next highest beta securities until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 securities of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum.  To maintain its focus on high beta securities, the Index is reconstituted monthly.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Beta Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Beta is a measure of the sensitivity of a stock’s price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market.  However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Developed ex-U.S. High Beta ETF | Russell Developed ex-U.S. High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1],[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	150

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[5]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell Developed ex-U.S. High Volatility ETF
Russell Developed ex-U.S. High Volatility ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Developed ex-U.S. High Volatility ETF
Management Fee	[1]	0.59%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1][4]	0.59%
Less Fee Waivers and Expense Reimbursements	[1][5]	(0.34%)
Net Annual Fund Operating Expenses	[1]	0.25%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[5]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Developed ex-U.S. High Volatility ETF
1 Year	26
3 Years	150

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to deliver exposure to equity securities with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Volatility is a measure of a security’s variability in total returns based on its historical behavior over the last sixty days. Securities exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks securities with high historic volatility, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by volatility. Starting with the highest volatility security, a target portfolio is created by adding the next highest volatility securities until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 securities of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum.  To maintain its focus on high volatility securities, the Index is reconstituted monthly.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

        Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Developed ex-U.S. High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Developed ex-U.S. High Volatility ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Volatility Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to deliver exposure to equity securities with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Volatility is a measure of a security’s variability in total returns based on its historical behavior over the last sixty days. Securities exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks securities with high historic volatility, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by volatility. Starting with the highest volatility security, a target portfolio is created by adding the next highest volatility securities until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 securities of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum.  To maintain its focus on high volatility securities, the Index is reconstituted monthly.

        Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to reduce the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

        Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum.  Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.
  Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component’s factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.
  Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.
  Volatility Factor Risk. The market may reward certain factors for a period of time and not others. The returns for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle. Volatility is a measure of a stock’s variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets.  However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks’ price levels.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Developed ex-U.S. High Volatility ETF | Russell Developed ex-U.S. High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1],[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	150

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[5]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Russell Small & Mid Cap Defensive Value ETF
Russell Small & Mid Cap Defensive Value ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small & Mid Cap Defensive Value ETF
Management Fee	[1]	0.45%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1][4]	0.45%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small & Mid Cap Defensive Value ETF
1 Year	46
3 Years	176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small to mid-cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and that have strong balance sheets and consistent earnings as a means of providing defensive exposure. To ensure a small to mid cap set of constituents, the Index begins with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest constituents by market cap and a limited set of small capitalization securities to improve investabilty. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter’s sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small & Mid Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Small & Mid Cap Defensive Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

        The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small to mid-cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and that have strong balance sheets and consistent earnings as a means of providing defensive exposure. To ensure a small to mid cap set of constituents, the Index begins with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest constituents by market cap and a limited set of small capitalization securities to improve investabilty. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter’s sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation. The Index is reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small & Mid Cap Defensive Value ETF | Russell Small & Mid Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[4]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	176

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell Small Cap Defensive Value ETF
RUSSELL SMALL CAP DEFENSIVE VALUE ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Small Cap Defensive Value ETF
Management Fee	[1]	0.49%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1][4]	0.49%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Russell Small Cap Defensive Value ETF
1 Year	50
3 Years	192

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
         The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and seeks traits such as strong balance sheets and consistent earnings generation as a means of providing defensive exposure. To ensure a small cap set of constituents, the Index starts with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest and smallest constituents by market cap. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter’s sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation. The Index is reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell Small Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL CAP DEFENSIVE VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

         RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

         The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and seeks traits such as strong balance sheets and consistent earnings generation as a means of providing defensive exposure. To ensure a small cap set of constituents, the Index starts with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest and smallest constituents by market cap. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter’s sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation. The Index is reconstituted quarterly.

         Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

         The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

         Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Value Stocks . Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
  Small Capitalization Company Risk . Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Medium Capitalization Company Risk . Investing in securities of medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies and there may be increased trading and transaction costs associated with these securities. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell Small Cap Defensive Value ETF | Russell Small Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[4]
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	192

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Russell International High Dividend Yield ETF
RUSSELL INTERNATIONAL HIGH DIVIDEND YIELD ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell International High Dividend Yield ETF
Management Fee	[1]	0.48%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1][4]	0.48%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Russell International High Dividend Yield ETF (USD $)	Russell International High Dividend Yield ETF
1 Year	49
3 Years	187

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell Developed ex-U.S. Large Cap Index (an index comprised of the large-cap segment of the developed equity market excluding the U.S.) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Russell International High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL INTERNATIONAL HIGH DIVIDEND YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell Developed ex-U.S. Large Cap Index (an index comprised of the large-cap segment of the developed equity market excluding the U.S.) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
Russell International High Dividend Yield ETF | Russell International High Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[1],[4]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	187

[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012